SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($)			1 Months Ended	6 Months Ended
	Apr. 21, 2020	Jan. 21, 2020	Oct. 31, 2019	Jun. 30, 2020	Feb. 29, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Due to Related Parties, Current						$ 10,000
Over-Allotment Option
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor			0
Sponsor
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor	20,700,000		1
Debt Instrument, Face Amount			$ 25,000
Related Party Transaction Number Of Shares Held			17,250,000
Sponsor | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 300,000
Due to Related Parties, Current					$ 300,000
Sponsor | Over-Allotment Option
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor				2,700,000
Related Party Transaction Percentage Of Issued And Outstanding Shares After Initial Public Offering Held By Sponsor				20.00%
Sponsor | Subsequent Event [Member]
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor	20,700,000	1
Debt Instrument, Face Amount		$ 25,000
Related Party Transaction Number Of Shares Held		17,250,000
Sponsor | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 300,000
Due to Related Parties, Current		$ 3,000.00
Sponsor | Subsequent Event [Member] | Over-Allotment Option
Subsequent Event [Line Items]
Related party transaction shares of issued and outstanding shares after initial public offering held by sponsor	2,700,000
Related Party Transaction Percentage Of Issued And Outstanding Shares After Initial Public Offering Held By Sponsor	20.00%